Capital Standards (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
To be well capitalized ratio [Abstract]
Total risk-based capital (to risk weighted assets) (in hundredths)	10.00%	10.00%	10.00%
Tier 1 capital (to risk-weighted assets) (in hundredths)	6.00%	6.00%	6.00%
Tier 1 capital (to average fourth quarter assets) (in hundredths)	5.00%	5.00%	5.00%
Minimum adequacy ratio [Abstract]
Total risk-based capital (to risk weighted assets) (in hundredths)	8.00%	8.00%	8.00%
Tier 1 capital (to risk-weighted assets) (in hundredths)	4.00%	4.00%	4.00%
Tier 1 capital (to average fourth quarter assets) (in hundredths)	4.00%	4.00%	4.00%
Company [Member]
Actual amount [Abstract]
Total risk-based capital (to risk weighted assets)	76,924	75,629	74,449
Tier 1 capital (to risk-weighted assets)	76,081	74,938	73,176
Tier 1 capital (to average fourth quarter assets)	76,081	74,938	73,176
Actual ratio [Abstract]
Total risk-based capital ( to risk weighted assets) (in hundredths)	35.40%	35.00%	33.60%
Tier 1 capital (to risk-weighted assets) (in hundredths)	35.00%	34.60%	33.00%
Tier 1 capital (to average fourth quarter assets) (in hundredths)	17.10%	17.90%	17.50%
Bank [Member]
Actual amount [Abstract]
Total risk-based capital (to risk weighted assets)	73,022	71,740	70,181
Tier 1 capital (to risk-weighted assets)	72,242	71,068	69,198
Tier 1 capital (to average fourth quarter assets)	72,242	71,068	69,198
Actual ratio [Abstract]
Total risk-based capital ( to risk weighted assets) (in hundredths)	34.00%	33.60%	32.10%
Tier 1 capital (to risk-weighted assets) (in hundredths)	33.70%	33.30%	31.70%
Tier 1 capital (to average fourth quarter assets) (in hundredths)	16.40%	17.10%	16.90%